File No. 2-67464

 811-3015

Securities and Exchange Commission

 Washington, D.C. 20549

Form N-1A

[X]	Registration Under the Securities Act of 1933

[ ]	Pre-Effective Amendment Number ____

[X]	Post-Effective Amendment Number 109

And/or

[X]	Registration Statement Under the Investment Company Act of 1940

[X]	Amendment No. 110

AuguStar Variable Insurance Products Fund, Inc.

 (Exact Name of Registrant)

One Financial Way
Montgomery, Ohio 45242

 (Address of Principal Executive Offices)

(513) 794-6100

(Registrant’s Telephone Number)

Manda Ghaferi, Assistant Secretary

 AuguStar Variable Insurance Products Fund, Inc.

One Financial Way
Montgomery, Ohio 45242

 (Name and Address of Agent for Service)

Copy to:

Chip C. Lunde

Willkie Farr & Gallagher LLP
1875 K Street, N.W.
Washington, DC 20006-1238

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485

[X]	on November 25, 2024 pursuant to paragraph (b) of Rule 485

[ ]	60 days after filing pursuant to paragraph (a) of Rule 485

[ ]	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 109 is to delay the effective date of Post-Effective Amendment No. 107, which was filed on September 13, 2024 and was initially scheduled to become effective on November 18, 2024. Part C of Post-Effective Amendment No. 107 is hereby incorporated by reference.

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Montgomery and the State of Ohio on the 15th day of November, 2024.

AuguStar Variable Insurance Products Fund, Inc.

By:	/s/ Manda Ghaferi

Manda Ghaferi, Assistant Secretary

Signature	Title	Date

/s/ Thomas G. Mooney	Interim President (Principal Executive Officer)	November 15, 2024
Thomas G. Mooney

/s/ R. Todd Brockman	Treasurer (Principal Financial and Accounting Officer)	November 15, 2024
R. Todd Brockman

*/s/ Christopher A. Carlson	Director	November 15, 2024
Christopher A. Carlson

*/s/ Geoffrey Keenan	Director	November 15, 2024
Geoffrey Keenan

*/s/ Madeleine W. Ludlow	Director	November 15, 2024
Madeleine W. Ludlow

*/s/ Lawrence L. Grypp	Director	November 15, 2024
Lawrence L. Grypp

*/s/ Julia W. Poston	Director	November 15, 2024
Julia W. Poston

*By: /s/ Thomas G. Mooney

Thomas G. Mooney, Attorney in fact pursuant to Powers of Attorney.